UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-02735

ELFUN TAX EXEMPT INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/12

Item 1.	Schedule of Investments

Elfun Tax-Exempt Income Fund

Schedule of Investments (dollars in thousands)—June 30, 2012 (Unaudited)

Municipal Bonds and Notes—98.7% †		Principal Amount	Fair Value
Alabama—0.8%
East Alabama Healthcare Authority
5.00%	09/01/33	$5,500	$5,803	(e)
Montgomery BMC Special Care Facilities Financing Authority (MBIA Insured)
5.00%	11/15/20	8,375	9,265	(e,f)
			15,068

Arizona—3.2%
Apache County Industrial Development Authority
4.50%	03/01/30	4,000	4,075
City of Phoenix AZ
5.00%	07/01/19	5,000	5,893
Glendale Western Loop 101 Public Facilities Corp.
6.25%	07/01/38	10,000	10,593
Maricopa County Industrial Development Authority
5.50%	07/01/26	5,000	5,406
Maricopa County Stadium District (AMBAC Insured)
5.38%	06/01/16	2,145	2,133	(f)
Phoenix Civic Improvement Corp.
5.00%	07/01/40	4,750	5,089
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%	07/01/23 - 07/01/24	7,260	9,542	(f)
Salt River Project Agricultural Improvement & Power District
5.00%	12/01/21	10,000	12,328
University Medical Center Corp.
6.50%	07/01/39	1,000	1,150
			56,209

California—8.9%
Abag Finance Authority for Nonprofit Corps
5.00%	12/01/37	2,690	2,747
Bay Area Toll Authority
5.00%	04/01/31	10,000	11,018
California Educational Facilities Authority
5.00%	10/01/32 - 09/01/33	7,395	9,393
5.25%	10/01/39	6,000	6,781
6.13%	10/01/36	1,500	1,776
California Health Facilities Financing Authority
5.00%	08/15/51	2,000	2,134
5.50%	08/15/26	5,000	5,777
6.00%	07/01/39	5,000	5,776
6.50%	10/01/33	3,500	4,232
California State Department of Water Resources
5.00%	05/01/21 - 12/01/21	6,585	8,251
California State Public Works Board
5.00%	10/01/28	1,500	1,616
5.13%	10/01/31	2,000	2,151
6.00%	04/01/26	8,475	10,049
California State University
5.00%	11/01/37	3,000	3,285
Coast Community College District (AGMC Insured)
4.18%	08/01/33	8,750	8,672	(a,f)
Foothill-De Anza Community College District (AMBAC Insured)
4.50%	08/01/31	3,600	3,844	(f)

Los Angeles Harbor Department
5.00%	08/01/26	8,000	9,227
Marin Water District Financing Authority
5.00%	07/01/44	6,000	6,748
Metropolitan Water District of Southern California
5.00%	07/01/35	5,000	5,460
Newport Mesa Unified School District
4.46%	08/01/41	10,000	1,640	(a)
Sacramento Municipal Utility District
5.00%	08/15/28	2,500	2,864
San Diego Community College District
5.00%	08/01/41	10,000	11,240
San Diego County Regional Transportation Commission
5.00%	04/01/42	2,500	2,801
San Diego Unified School District (AGMC Insured)
5.25%	07/01/17 - 07/01/19	8,795	9,292	(f)
State of California
5.00%	09/01/41 - 04/01/42	12,500	13,284
5.25%	04/01/35	4,500	4,988
University of California (AMBAC Insured)
5.00%	05/15/34	2,225	2,238	(f)
			157,284

Colorado—1.2%
Colorado Health Facilities Authority
5.00%	02/01/41	5,000	5,367
Colorado Water Resources & Power Development Authority
5.25%	09/01/17 - 09/01/18	5,880	5,921
Metro Wastewater Reclamation District
5.00%	04/01/27	4,000	4,829
Regional Transportation District
5.38%	06/01/31	2,500	2,781
University of Colorado Hospital Authority
5.25%	11/15/39	2,250	2,352
			21,250

Connecticut—3.1%
Connecticut State Health & Educational Facility Authority
5.00%	07/01/40	5,500	5,904
Connecticut State Health & Educational Facility Authority (MBIA Insured)
4.50%	07/01/37	5,000	5,144	(f)
South Central Connecticut Regional Water Authority
5.00%	08/01/33 - 08/01/41	14,900	16,720
South Central Connecticut Regional Water Authority (MBIA Insured)
5.00%	08/01/27	3,000	3,185	(f)
State of Connecticut
5.00%	01/01/22 - 01/01/24	9,705	11,934
State of Connecticut Special Tax Revenue
5.00%	11/01/26	10,000	11,441
Town of Fairfield CT
5.00%	08/01/21	1,000	1,261
			55,589

Delaware—1.3%
County of New Castle DE
5.00%	07/15/33 - 07/15/39	10,000	11,085
Delaware State Health Facilities Authority
5.00%	10/01/40	7,800	8,596
State of Delaware
5.00%	07/01/28	3,000	3,557
			23,238

District of Columbia—1.5%
District of Columbia
5.00%	04/01/30	4,500	5,202
5.50%	04/01/36	15,000	16,317
District of Columbia Water & Sewer Authority
5.25%	10/01/29	5,000	5,758
			27,277

Florida—1.5%
Brevard County Health Facilities Authority
7.00%	04/01/39	1,000	1,217
City of Tampa FL
5.00%	10/01/27	8,560	10,045
Hillsborough County Industrial Development Authority
5.00%	10/01/18	5,000	5,233
5.25%	10/01/15 - 10/01/24	9,590	10,025
			26,520

Georgia—5.9%
Athens-Clarke County GA Unified Government Water & Sewerage Revenue
5.50%	01/01/38	7,000	7,867
Athens-Clarke County Unified Government Development Authority
3.99%	06/15/31	6,050	6,090	(a)
Augusta GA Water & Sewerage Revenue (AGMC Insured)
5.25%	10/01/34	5,400	5,838	(f)
City of Atlanta GA Airport Revenue
5.00%	01/01/25	10,000	11,603
City of Atlanta GA Airport Revenue (AGMC Insured)
5.25%	01/01/33	4,000	4,275	(f)
City of Atlanta GA Water & Wastewater Revenue
6.25%	11/01/39	10,000	11,805
City of Atlanta GA Water & Wastewater Revenue (AGMC Insured)
5.75%	11/01/27 - 11/01/30	9,500	12,554	(f)
County of Fulton GA Water & Sewerage Revenue (FGIC Insured)
5.00%	01/01/30	5,000	5,275	(f)
DeKalb Newton & Gwinnett Counties Joint Development Authority
6.00%	07/01/34	8,500	9,739
Fayette County School District (AGMC Insured)
4.80%	03/01/22	2,520	2,761	(f)
4.85%	03/01/23	2,290	2,499	(f)
Henry County Hospital Authority (MBIA Insured)
5.00%	07/01/24	1,865	1,989	(f)
Municipal Electric Authority of Georgia
5.25%	01/01/19	2,490	2,984
Private Colleges & Universities Authority (MBIA Insured)
6.50%	11/01/15	4,010	4,419	(d,f)
State of Georgia
4.50%	01/01/29	3,000	3,357
5.00%	08/01/22 - 01/01/26	4,790	5,658
5.00%	08/01/22	4,460	5,394	(e)
			104,107

Hawaii—2.1%
City & County of Honolulu HI
5.00%	04/01/33	10,000	11,141
State of Hawaii Airports System Revenue
5.25%	07/01/24	15,800	18,690
State of Hawaii (AGMC Insured)
5.75%	02/01/14	6,500	7,048	(f)
			36,879

Idaho—1.4%
Idaho Health Facilities Authority
6.75%	11/01/37	4,000	4,709
Idaho Housing & Finance Assoc. (MBIA Insured)
5.00%	07/15/22 - 07/15/24	17,625	19,713	(f)
			24,422

Illinois—2.7%
City of Chicago IL O’Hare International Airport Revenue
5.63%	01/01/35	5,000	5,747
5.75%	01/01/39	11,500	13,213
County of Cook IL (AMBAC Insured)
5.50%	11/15/26	10,000	10,192	(e,f)
Illinois Finance Authority
5.50%	08/15/43	5,000	5,528	(e)
Metropolitan Pier & Exposition Authority (MBIA Insured)
3.76%	06/15/22	4,305	3,883	(a,f)
5.40%	06/15/19	4,000	4,624	(f)
Southwestern Illinois Development Authority (MBIA Insured)
5.00%	10/01/21	4,000	4,890	(f)
			48,077

Indiana—1.1%
Indiana Finance Authority
5.00%	06/01/39	2,000	2,028
Indiana Municipal Power Agency
5.50%	01/01/27	2,500	2,903
5.75%	01/01/34	2,000	2,110
Indianapolis Local Public Improvement Bond Bank
5.75%	01/01/38	7,000	7,834
Merrillville Multi School Building Corp.
5.25%	07/15/28	5,000	5,489
			20,364

Kentucky—1.4%
Kentucky Economic Development Finance Authority
6.38%	06/01/40	3,500	4,028
Kentucky State Property & Building Commission (AGC Insured)
5.25%	02/01/27	10,665	12,148	(f)
Louisville & Jefferson County Metropolitan Sewer District
5.00%	05/15/30	8,040	9,223
			25,399

Louisiana—1.2%
Louisiana Public Facilities Authority (MBIA Insured)
5.38%	05/15/16	7,870	8,219	(e,f)
State of Louisiana
5.00%	09/01/19	10,050	12,321
			20,540

Maine—0.3%
Maine Health & Higher Educational Facilities Authority
5.25%	07/01/21	1,790	2,066
Maine Turnpike Authority
5.00%	07/01/42	1,000	1,109
6.00%	07/01/34	1,250	1,477
			4,652

Maryland—5.4%
County of Baltimore MD
5.00%	02/01/23	7,525	9,505
County of Montgomery MD
5.00%	07/01/21	12,905	16,404

County of Prince George’s MD
5.00%	10/01/22	6,820	7,225	(e)
5.00%	09/15/24 - 09/15/25	15,080	18,649
Maryland Economic Development Corp.
5.75%	06/01/35	3,000	3,214
Maryland Health & Higher Educational Facilities Authority
5.00%	07/01/32 - 08/15/41	17,960	18,361
5.13%	11/15/34	7,200	7,672	(e)
State of Maryland
5.00%	11/01/18	4,000	4,939
Washington Suburban Sanitary Commission
4.50%	06/01/26	8,470	9,553
			95,522

Massachusetts—3.7%
Massachusetts Department of Transportation
5.00%	01/01/37	5,000	5,422
Massachusetts Development Finance Agency
5.00%	01/01/40	5,285	5,509
Massachusetts Health & Educational Facilities Authority
5.00%	07/01/34 - 07/15/35	20,000	21,682
5.50%	11/15/36	4,000	4,822
5.75%	07/01/39	7,500	8,308
Massachusetts Water Resources Authority
5.00%	08/01/41	3,000	3,369
6.50%	07/15/19	14,125	17,143	(d)
			66,255

Michigan—2.6%
City of Detroit MI Sewage Disposal System Revenue (AGMC Insured)
5.25%	07/01/21 - 07/01/22	4,545	5,094	(f)
City of Detroit MI Water Supply System Revenue
5.25%	07/01/41	9,360	9,610
5.75%	07/01/37	5,000	5,351
Lansing Board of Water & Light
5.00%	07/01/37	3,500	3,854
Michigan Municipal Bond Authority
5.25%	10/01/17	6,465	6,544	(e)
Michigan State Hospital Finance Authority
5.38%	12/01/30	2,000	2,043	(e)
State of Michigan Trunk Line Revenue
5.50%	11/01/18	6,000	7,475
State of Michigan (AGMC Insured)
5.25%	09/15/27	5,000	5,507	(f)
			45,478

Mississippi—0.5%
State of Mississippi
5.50%	09/01/14	7,500	8,320

Missouri—0.9%
Missouri Highway & Transportation Commission
5.00%	05/01/21	4,610	5,614
Missouri Joint Municipal Electric Utility Commission
5.75%	01/01/29	4,500	4,896
Missouri State Environmental Improvement & Energy Resources Authority
5.00%	01/01/24	4,475	4,890	(e)
5.00%	01/01/24	525	562
			15,962

Nevada—0.1%
City of Las Vegas N.V. (AGMC Insured)
5.55%	06/01/16	1,560	1,585	(f)

New Jersey—9.5%
Cape May County Municipal Utilities Authority (AGMC Insured)
5.75%	01/01/15 - 01/01/16	8,500	9,713	(f)
Essex County Improvement Authority (AGMC Insured)
5.25%	12/15/17	235	252	(e,f)
5.25%	12/15/17	9,765	10,369	(f)
New Jersey Economic Development Authority
5.50%	12/15/29	5,000	5,748
New Jersey Educational Facilities Authority
5.00%	07/01/32 - 07/01/37	1,000	1,077
5.25%	07/01/32	2,625	2,753	(e)
6.00%	12/01/17	10,000	11,843
New Jersey Healthcare Facilities Financing Authority
5.63%	07/01/37	2,000	2,162
New Jersey Higher Education Student Assistance Authority
5.63%	06/01/30	7,500	8,300
New Jersey Institute of Technology
5.00%	07/01/42	2,000	2,215
New Jersey State Turnpike Authority
5.00%	01/01/35	2,500	2,805
5.25%	01/01/40	10,000	11,224
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%	01/01/16	7,910	8,753	(f)
6.50%	01/01/16	33,180	37,369	(d,f)
New Jersey Transportation Trust Fund Authority
5.00%	06/15/42	6,000	6,575
5.25%	06/15/36	9,100	10,239
5.50%	06/15/23 - 06/15/24	26,280	27,594	(e)
New Jersey Transportation Trust Fund Authority (AGMC Insured)
5.75%	12/15/14	1,390	1,555	(f)
5.75%	12/15/14	4,610	5,211	(d,f)
North Hudson Sewerage Authority
5.00%	06/01/42	2,000	2,157
			167,914

New Mexico—1.4%
New Mexico Finance Authority
5.00%	06/15/18 - 12/15/26	21,200	24,584

New York—5.7%
Brooklyn Arena Local Development Corp.
6.00%	07/15/30	4,500	4,984
City of New York
5.00%	08/01/31	4,300	4,945
Hempstead Town Industrial Development Agency
5.00%	10/01/30	1,945	2,038
Long Island Power Authority
6.00%	05/01/33	7,500	8,899
New York City Transitional Finance Authority Building Aid Revenue
5.50%	07/15/31	10,000	11,416
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%	11/01/21	5,000	6,251
New York Liberty Development Corp.
5.00%	11/15/44	5,000	5,371
5.13%	01/15/44	5,000	5,434
New York State Dormitory Authority
5.00%	07/01/23 - 03/15/25	7,565	8,775
5.50%	07/01/36 - 05/01/37	4,000	4,491
6.00%	07/01/40	2,000	2,322
6.50%	12/01/21	4,500	5,097

New York State Urban Development Corp.
5.50%	01/01/19	9,000	10,975
Triborough Bridge & Tunnel Authority
5.00%	11/15/26	10,000	11,589
Westchester County Healthcare Corp.
5.00%	11/01/30	4,500	4,906
6.13%	11/01/37	2,500	2,884
			100,377

North Carolina—2.2%
City of Charlotte NC
5.00%	06/01/23	4,320	5,225
City of Charlotte NC Water & Sewer System Revenue
5.00%	07/01/38	5,000	5,562
North Carolina Eastern Municipal Power Agency
5.00%	01/01/26	5,000	5,561
North Carolina Medical Care Commission
4.75%	11/01/43	6,000	6,229
North Carolina Turnpike Authority
5.00%	07/01/29 - 07/01/30	5,865	6,729
State of North Carolina
4.75%	05/01/30	4,130	4,698
University of North Carolina at Greensboro
5.00%	04/01/36	4,000	4,461
			38,465

Ohio—3.6%
American Municipal Power Inc.
4.38%	02/15/44	10,000	9,873
5.00%	02/15/38	5,000	5,337
City of Cincinnati OH Water System Revenue
5.00%	12/01/36	2,500	2,843
City of Cleveland OH Airport System Revenue
5.00%	01/01/29	2,000	2,166
City of Columbus OH Sewerage Revenue
4.50%	06/01/32	700	741
4.75%	06/01/31	5,000	5,465
County of Cuyahoga OH
6.00%	01/01/32	10,000	10,565	(e)
County of Franklin OH
4.50%	12/01/37	1,750	1,814
County of Hamilton OH Sewer System Revenue (MBIA Insured)
5.00%	12/01/19	4,250	4,529	(e,f)
Cuyahoga Community College District
5.00%	08/01/26 - 08/01/27	3,000	3,395
Ohio Higher Educational Facility Commission
5.00%	01/01/38	7,500	8,193
6.25%	05/01/38	5,000	5,664
State of Ohio
5.00%	01/15/41	4,000	4,223
			64,808

Oklahoma—1.1%
Claremore Public Works Authority (AGMC Insured)
5.25%	06/01/34	6,315	6,962	(e,f)
Oklahoma Municipal Power Authority (FGIC Insured)
4.50%	01/01/47	9,000	9,261	(f)
Oklahoma Turnpike Authority
5.00%	01/01/28	3,500	4,064
			20,287

Pennsylvania—5.3%
City of Philadelphia PA Water & Sewer Revenue
5.00%	01/01/36 - 01/01/41	18,000	19,358
Commonwealth of Pennsylvania
5.00%	11/15/30	8,890	10,450
Pennsylvania Higher Educational Facilities Authority
5.25%	08/15/25	1,750	2,080
Pennsylvania Turnpike Commission
4.29%	12/01/34	12,000	11,168	(a)
5.00%	06/01/29 - 12/01/42	17,500	18,792
5.25%	06/01/39	9,500	10,169
Pennsylvania Turnpike Commission (AMBAC Insured)
5.25%	12/01/32	12,000	12,923	(f)
State Public School Building Authority (AGMC Insured)
5.25%	06/01/27	8,000	8,362	(e,f)
			93,302

Puerto Rico—4.4%
Commonwealth of Puerto Rico
5.00%	07/01/41	10,000	9,834
5.75%	07/01/38	7,000	7,507
6.00%	07/01/39	10,000	10,773
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.25%	07/01/42	2,000	1,979
Puerto Rico Electric Power Authority
5.00%	07/01/42	3,000	3,007
Puerto Rico Infrastructure Financing Authority
6.00%	12/15/26	5,000	5,784
Puerto Rico Public Buildings Authority
6.00%	07/01/41	9,125	9,910
Puerto Rico Sales Tax Financing Corp.
4.25%	08/01/32	12,000	12,139	(a)
5.00%	08/01/43	3,000	3,081
5.25%	08/01/40	3,000	3,247
5.50%	08/01/42	10,000	10,589
			77,850

Rhode Island—0.1%
Rhode Island Health & Educational Building Corp.
6.25%	09/15/34	1,300	1,487
6.50%	09/15/28	1,000	1,179
			2,666

South Carolina—5.9%
Berkeley County School District
5.25%	12/01/24	15,000	15,566
Charleston Educational Excellence Finance Corp.
5.25%	12/01/27 - 12/01/30	21,850	24,312
County of Beaufort SC (MBIA Insured)
5.50%	06/01/17 - 06/01/18	4,150	4,215	(f)
Georgetown County School District
5.00%	03/01/18	3,640	4,410
Greenville County School District
5.25%	12/01/21	2,000	2,122
5.50%	12/01/28	10,725	11,066	(e)
Lexington County Health Services District Inc.
5.50%	11/01/13	3,030	3,218
Piedmont Municipal Power Agency
5.00%	01/01/25	2,315	2,656
Piedmont Municipal Power Agency (AGC Insured)
5.75%	01/01/34	5,500	6,424	(f)
South Carolina Educational Facilities Authority
5.00%	10/01/38	1,000	1,071

South Carolina State Public Service Authority
5.00%	12/01/30 - 12/01/43	11,255	12,612
5.50%	01/01/38	14,970	17,143
			104,815

Tennessee—0.9%
County of Shelby TN
5.00%	03/01/21	3,500	4,264
Metropolitan Government of Nashville & Davidson County TN
5.00%	05/15/25	10,000	11,264
State of Tennessee
5.00%	05/01/19	1,000	1,226	(e)
			16,754

Texas—4.8%
City of Austin TX Water & Wastewater System Revenue (AMBAC Insured)
5.50%	11/15/16	5,450	6,527	(f)
City of Houston TX Utility System Revenue
5.00%	11/15/33	5,470	6,187
5.25%	11/15/30 - 11/15/31	12,000	14,098
City of Houston TX Utility System Revenue (AGMC Insured)
5.25%	05/15/22	10,000	10,793	(f)
Dallas
5.00%	11/01/45	7,500	8,091
North Texas Tollway Authority
5.00%	09/01/31	3,500	3,946
5.75%	01/01/38 - 01/01/40	21,475	23,175
6.00%	01/01/38	5,000	5,745
University of Texas System
5.00%	08/15/24	5,000	5,957
			84,519

Utah—1.4%
County of Utah UT Transportation Sales Tax Revenue (AGMC Insured)
4.00%	12/01/37 - 12/01/39	19,255	19,744	(f)
Utah State Board of Regents
5.00%	11/01/30	4,000	4,550
			24,294

Vermont—0.3%
Vermont Educational & Health Buildings Financing Agency
5.00%	10/31/46	5,700	6,056

Virginia—0.5%
Norfolk Economic Development Authority
5.00%	11/01/43	2,250	2,455
Virginia College Building Authority
4.38%	02/01/28	845	910
Virginia Resources Authority
5.25%	11/01/38	5,000	5,582
			8,947

Washington—0.8%
County of King WA
5.50%	12/01/13	10,000	10,729	(d)
Port of Seattle WA
5.00%	08/01/31	3,000	3,428
			14,157

Total Municipal Bonds and Notes
(Cost $1,608,110)			1,749,792

Other Investments—0.0%*
GEI Investment Fund
(Cost $208)			225	(c)

Total Investment in Securities
(Cost $1,608,318)			1,750,017

Short-Term Investments—0.1%
Time Deposit—0.1%
State Street Corp.
0.01%	07/02/12	1,520	1,520	(b)
(Cost $1,520)

Total Investments
(Cost $1,609,838)			1,751,537

Other Assets and Liabilities, net—1.2%			22,005

NET ASSETS—100.0%			$1,773,542

Notes to Schedules of Investments (dollars in thousands)—June 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.

(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds custodian and accounting agent.

(c)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund. The GEI Investment Fund has been determined to be illiquid using procedures determined by the Board of Trustees.

(d)	Escrowed to maturity. Collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(e)	Pre-refunded. Collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.

(f)	The security is insured by AMBAC, AGC, AGMC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2012 (as a percentage of net assets) as follows:

AGMC	7.79%

†	Percentages are based on net assets as of June 30, 2012.
*	Less than 0.05%

Abbreviations:

AGC	Assured Guaranty Corporation

AGMC	Assured Guaranty Municipal Company

AMBAC	AMBAC Indemnity Corporation

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

MBIA	Municipal Bond Investors Assurance Corporation

Securities Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Fund uses the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Fund classifies the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at June 30, 2012:

(Dollars in Thousands)

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Tax-Exempt Income Fund	Investments in Securities †
	Municipal Bonds and Notes	$—	$1,749,792	$—	$1,749,792
	Other Investments	—	225	—	225
	Short-Term Investments	—	1,520	—	1,520

	Total Investments in Securities	$—	$1,751,537	$—	$1,751,537

†	See Schedule of Investments for Industry Classification

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2012, information on the tax cost of investments was as follows (Dollars in Thousands):

Fund	Cost of investments for tax purposes	Gross Tax Appreciation	Gross tax Depreciation	Net tax Appreciation
Elfun Tax-Exempt Fund	$1,609,959	$142,435	$(857)	$141,578

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax Exempt Income Fund

By:	/s/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Trustee, President and Chief Executive Officer
GE Asset Management Incorporated

Date: August 27, 2012

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 27, 2012